Share Based Compensation - Summary of Stock Purchase Plans (Detail) - Ericsson Share Purchase Plan [Member]	12 Months Ended
Dec. 31, 2024 Participants Country Employee
Disclosure Of Detailed Information About Stock Purchase Plans [Line Items]
Number of eligible employees | Employee	73,879
Number of countries launched the plan | Country	72
Number of participants | Participants	13,653
Take-up rate – percent of eligible employees	18.48%